Debt - Scheduled Principal Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 7,374	$ 6,255
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,906	7,487
Cost | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	168	213
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	373	472
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	265	336
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	265	336
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	422	536
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,413	$ 5,594